Significant Accounting Policies (Details) - Thunder Bridge Acquisition Il, Ltd.[Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage	$ 250,000	$ 250,000
Initial Public Offering [Member]
Significant Accounting Policies (Details) [Line Items]
Offering costs	19,483,537	19,483,537
Charges to stockholders’ equity	$ 18,509,360	$ 18,509,360